Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment (USD $)	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		Oct. 31, 2014	Apr. 16, 2014
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment		$ 9,538,198		$ 3,911,394
Less: Accumulated depreciation		2,482,324		1,317,958
		7,055,874		2,593,436
Construction in progress (b)			[1]	3,438,113	[1]
Total	6,729,652	7,055,874		6,031,549
Land [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment		945,180	[2]	945,180	[2]
Land Improvements [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment		164,758		164,758
Building [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment		3,308,465		631,299
Mining Equipment [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment		1,684,197		1,569,635		65,120
Milling Equipment [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment		2,620,300		333,594
Laboratory Equipment [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment		594,451		65,934			109,493
Office Equipment [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment		72,174		60,992
Vehicles [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment		$ 148,673		$ 140,002

[1]	Represents investments in a new plant facility and related equipment at the mine site, which were transferred to the respective accounts in 2014.
[2]	Includes the Atlas Mine near Mullan, Idaho with a carrying value of $445,180 (Note 3), and the Dragon Mine with a carrying value of $500,000.